INCOME TAX - Income tax expense (benefit) (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
INCOME TAX
Current income tax provision	¥ 1,609	$ 220	¥ 96,041
Deferred income tax benefit	0		0
Income tax expenses (benefit)	¥ 1,609	$ 220	¥ 96,041